Financial Income (Tables)	12 Months Ended
Dec. 31, 2021
Financial Income
Schedule of Financial income

	Year Ended December 31,
	2021	2020	2019
Interest income	102	547	926
Exchange rate differences	20,234	—	—
Total	20,336	547	926